GENERAL (Acquisition of Magrab Naturtsen AB) (Narrative) (Details) kr in Thousands, $ in Thousands		12 Months Ended
	Jul. 06, 2022 USD ($)	Dec. 31, 2025 USD ($)	Jul. 06, 2022 SEK (kr)	Jul. 06, 2022 USD ($)
Individual Claims [Member]
Business Acquisition [Line Items]
Company with damages		$ 13,000
Company recorded a provision		47,300
Pending claims in Israel Australia and United States [Member]
Business Acquisition [Line Items]
Amount of insurance asset with respect to claims		11,000
Remaining claims in United States [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated loss for the remaining claims		500
Remaining claims in United States [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated loss for the remaining claims		$ 13,000
Magrab Naturtsen Ab [Member]
Business Acquisition [Line Items]
Ownership interest, percentage			100.00%	100.00%
Total net consideration	$ 3,109
Deferred consideration additional amount			kr 7,250	$ 700
Additional contingent consideration arrangement amount			kr 5,250	$ 500